SCHEDULE OF PLEDGE INFORMATION (Details) - JPY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Short-term loans		¥ 3,865,575	¥ 1,692,599
Long-term loans		25,887,919	21,551,158
Real Estate Inventories and Buildings Held for Lease [Member]
Financing Receivable, Past Due [Line Items]
Short-term loans		3,487,115	1,395,600
Restricted Cash [Member]
Financing Receivable, Past Due [Line Items]
Short-term loans	[1]		100,000
Long-term loans	[1]	1,031,433	1,099,591
Investment In Equity Securities [Member]
Financing Receivable, Past Due [Line Items]
Short-term loans	[2]	100,000
Long-term loans	[2]	606,225
Real Estate Inventories and Buildings Held for Lease and Solar Power Systems [Member]
Financing Receivable, Past Due [Line Items]
Long-term loans		24,032,258	19,341,481
Accounts Receivable iIn Connection with Electricity Sales to Power [Member]
Financing Receivable, Past Due [Line Items]
Long-term loans		¥ 741,208	¥ 174,901

[1]	As of December 31, 2024 and 2023, these loans were secured by restricted cash of JPY31,002 and JPY151,503, respectively.
[2]	As of December 31, 2024, these loans were secured by